STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION

16. STOCK-BASED COMPENSATION

Effective January 15, 2009, our board of directors adopted the Equity Incentive Plan for the purpose of providing additional incentive to selected employees, directors and consultants whose contributions are essential to the growth and success of our business. The Equity Incentive Plan provides for the grant of options, share appreciation rights, restricted stock, restricted stock units, deferred shares, performance shares, unrestricted shares, other share-based awards or any combination of the foregoing awards. Awards under the Equity Incentive Plan, as amended July 20, 2016 and August 18, 2016, are limited to 16,562,730 shares of our common stock, subject to adjustment as provided in the Equity Incentive Plan document. The Equity Incentive Plan provides for board of directors’ discretion in determining vesting periods, contractual lives and option exercise prices for each award issuance under the Equity Incentive Plan.

Restricted Stock

Prior to July 20, 2016, the only awards issued under the Equity Incentive Plan were restricted stock, and, pursuant to the First Amended and Restated Stockholders’ Agreement by and among the Company and its stockholders and the individual award agreements, transfers of such awards were restricted. In addition, prior to July 20, 2016, such restricted stock provided us with the right, but not the obligation to repurchase all or any portion of the vested equity interests in the event that the awardee’s employment was terminated for any reason. The purchase price that we paid for the restricted stock was based on a valuation made in good faith by our board of directors. Since we had previously exercised this right in every instance of employment termination, the awardees did not bear the risks and rewards of ownership. Therefore, we determined that liability classification of these awards was appropriate until the point that the shares had been vested for six months, a sufficient period of time to allow the holder to fully bear the risks and rewards of ownership. If the employee remained with the Company after the six month period, the award was reclassified from liabilities to equity.

Under liability classification, we were required to recognize a liability based on the stock award’s fair value at each reporting date with reference to its vesting schedule. The liability recognized at July 2, 2016 and January 2, 2016 were based on fair values of $17.65 and $10.24, respectively.

Following the IPO, more than 25% of our common stock was available for trading on The New York Stock Exchange on July 20, 2016, thereby resulting in a termination of the call right on that date. Hence, 24 awardees began to bear the risks and rewards of ownership. As a result, the liability award was converted to an equity award as of July 20, 2016, since the call right feature was the only condition that prevented it from being classified as an equity award. As of that date, the fair value of the award was determined to be $23.53, based on the opening price of our common stock, and an additional compensation expense of $6,477 was recognized for the period that spanned the beginning of the third fiscal quarter to July 20, 2016. This additional compensation expense is included in stock-based compensation expense. On the same date, the award was transferred from liabilities to equity. While the award was a liability award, pursuant to ASC 718, we were required to re-measure the fair value of the award at each reporting date and record additional compensation with reference to the vesting schedule. Fair values were, at those times, estimated at the grant dates using estimates of enterprise value, adjusted by liquidity discounts.

Further, during 3rd Quarter 2016, the dividend provision of the restricted stock award agreement was modified to provide for the payment of dividends even on unvested restricted stock.

The table below reflects the restricted stock activity for the year to date period as well as other information related to awards of restricted stock that were granted under the Equity Incentive Plan. Restricted stock granted under the Equity Incentive Plan vests over a three- or four-year period on a graded-vesting basis with equal proportions of the shares vesting at the annual anniversary date of the grant in each of the three or four years in the vesting period.

	Shares	Weighted Average Grant Date Fair value per Share
Unvested Restricted Shares:
Balance at beginning of fiscal year	1,625,477	$2.46
Granted	224,378	$10.66
Vested	(431,407)	$4.58
Forfeited	(98,543)	$1.01

Balance at end of period	1,319,905	$3.26

Vested Restricted Shares:
Balance at beginning of fiscal year	2,913,207	$1.72
Vested	431,407	4.58
Repurchased	(259,249)	$1.51

Balance at end of period	3,085,365	$2.27

Compensation expense, included in selling, general and administrative expenses, associated with outstanding restricted stock awards, including credits for stock forfeitures, was $12,736 and $24,589 for 3rd Quarter 2016 and the year to date period ended October 1, 2016, respectively, and, was $1,452 and $8,669 for 3rd Quarter 2015 and the year to date period ended October 3, 2015, respectively. As of October 1, 2016, total unrecognized compensation cost was approximately $9,940 related to unvested restricted stock awards granted under the Equity Incentive Plan. This cost is expected to be recognized over the weighted average period of 0.76 years.

During the year to date period ended July 20, 2016, we repurchased terminated employees’ vested stock with cash of $1,577; no such purchases were made during the year to date period ended October 3, 2015, and no such purchases were made between July 20, 2016 and October 1, 2016. Shares repurchased were retired upon repurchase. Since all the restricted stock awards were reclassified from liabilities to equity as of July 20, 2016, liability to holders of grants as of October 1, 2016 was nil. As of January 2, 2016, our liability to holders of those grants was $17,393. Such liability was classified as current (part of other accrued liabilities) in the Condensed Consolidated Balance Sheet at January 2, 2016 since, at the time, the employees could have resigned at will or through termination which would have resulted in our call of the stock.

Restricted Stock Units and Stock Options

On August 26, 2016, the Company awarded certain of its employees and nonemployee directors an aggregate of 240,843 restricted stock units (“RSUs”) and nonqualified stock options (“stock options”) with the right to acquire an aggregate 648,301 shares of its common stock at an exercise price of $25.69. These awards vest on a graded-vesting basis over a thirty-five-month period, whereby, one-third vests on July 27, 2017, one third vests on July 27, 2018 and one-third vests on July 27, 2019. The awards are subject to service conditions only. Each RSU may be exchanged on the vesting date for one share of the Company’s common stock and can only be settled in shares. Awardees of the RSUs are also entitled to nonforfeitable dividend-equivalent payments on unvested RSUs. The contractual term of the stock option award is 10 years.

Compensation expense for the RSUs and the stock options will be recognized over the vesting period on a graded-vesting basis based on a grant-date fair value of $25.69 for the RSUs and $4.74 for the stock option awards. The grant date fair value of the RSUs was based on the closing price of our common stock on the date of grant. The grant-date fair value of the stock option awards was determined using the Black-Scholes model utilizing the following inputs:

Stock price on date of grant	$25.69
Exercise price	$25.69
Expected term	6 years
Risk-free interest rate	1.36%
Expected dividend yield	2.2%
Expected volatility	23.8%

The expected term of 6 years was determined using the simplified method specified in SEC Staff Accounting Bulletin Topic 14 because we have no exercise history on which to base estimates of future exercise behavior. The expected volatility of 23.8% was calculated by taking the average historical volatility of a group of peer companies over the six years ended on the grant date of August 26, 2016. Expected volatility based on peer group volatility was used instead of volatility based on our historical stock price because we have insufficient trading history on which to base historical volatility. The risk-free interest rate was based on the implied yield on U.S. treasury zero-coupon issues with a remaining term equal to the expected term (6 years) as of the grant date. The dividend yield was based on expected dividend-equivalent payments of $0.14 per share per quarter.

Between the award date and October 1, 2016, none of the RSUs or stock options vested, none were exercised and none expired.

Additional information relating to the RSUs awards is as follows:

	Shares	Weighted Average Grant Date Fair value per Share
Total Restricted Stock Units
Balance at beginning of fiscal year	—	—
Granted	240,843	$25.69
Forfeited	(1,414)	$25.69

Balance at end of period	239,429	$25.69

Vested Restricted Stock Units	—	—
Unvested shares at end of period	239,429	$25.69
Expected to vest	225,348	$25.69

As of October 1, 2016, unrecognized compensation expense related to the RSUs was $5,756, is expected to be recognized over the weighted average period of 1.8 years and does not reflect our estimate of potential forfeitures. During the quarter and year-to-date period ended October 1, 2016, compensation expense recognized with respect to the RSUs totaled $376.

Additional information relating to our stock option award during and at the end of the period are as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (1) (in thousands)
Balance at beginning of fiscal year	—	—
Granted	648,301	$25.69
Forfeited	(4,242)	$25.69

Balance outstanding at end of period	644,059	$25.69	9.9 years	$1,204

Options expected to vest	610,175	$25.69	9.9 years	$1,134

(1)

Represents the total pre-tax intrinsic value, based on the closing price of our common stock on the New York Stock Exchange on October 1, 2016 and is the amount the option holders would have received had all option holders exercised their options on October 1, 2016.

As of October 1, 2016, unrecognized compensation expense related to the stock option awards was $2,857, is expected to be recognized over the weighted average period of 1.8 years and does not reflect our estimate of potential forfeitures. During the quarter and year-to-date period ended October 1, 2016, compensation expense recognized with respect to the stock options totaled $187.

At October 1, 2016, 5,628,690 shares remained available for grant under the Equity Incentive Plan.

16. STOCK-BASED COMPENSATION

Effective January 15, 2009, the Company’s board of directors adopted the Equity Incentive Plan for the purpose of providing additional incentive to selected employees, directors and consultants whose contributions are essential to the growth and success of the Company’s business. The Equity Incentive Plan provides that the Company may grant options, share appreciation rights, restricted shares, deferred shares, performance shares, unrestricted shares, other share-based awards or any combination of the foregoing awards. Awards under the Equity Incentive Plan are limited to 11,095,425 shares of the Company’s common stock, subject to adjustment as provided in the Equity Incentive Plan document. The Equity Incentive Plan provides for board of directors’ discretion in determining vesting periods, contractual lives and option exercise prices for each award issuance under the Equity Incentive Plan. Pursuant to the First Amended and Restated Stockholders’ Agreement by and among the Company and its Stockholders and the individual award agreements, transfer of shares awarded under the Equity Incentive Plan is restricted.

During fiscal 2015, fiscal 2014 and fiscal 2013, the Company granted 779,154, 505,460 and 2,490,308 restricted shares, respectively, to key employees. The restricted shares vest over a three-year or four-year period with equal proportion of the shares vesting at the anniversary date of the grant in each of the three or four years in the vesting period. The fair value was estimated at the grant dates using an estimate of the enterprise value of the Company subtracting its debt net of cash, and applying an applicable liquidity discount. The enterprise value estimate was calculated by applying market benchmark multiples to our Adjusted EBITDA for the trailing twelve months as of the end of the most recent quarter for which a determination is made, and the corresponding amount was compared annually with the Company’s estimated future discounted cash flows.

The following table summarizes the share activity during fiscal 2015, fiscal 2014 and fiscal 2013:

	Fiscal 2015		Fiscal 2014		Fiscal 2013
	Shares	Weighted Average Grant Date Fair Value per Share	Shares	Weighted Average Grant Date Fair Value per Share	Shares	Weighted Average Grant Date Fair Value per Share
Total Restricted Shares:
Balance at beginning of year	4,104,722	$1.51	4,038,792	$1.83	8,484,364	$2.96
Granted	779,154	$4.09	505,460	$1.01	2,490,308	$1.01
Forfeited	(172,596)	$1.01	(49,313)	$1.01	—
Repurchased	(172,596)	$1.01	(390,217)	$4.30	(6,935,880)	$2.92

Balance at end of year	4,538,684	$1.99	4,104,722	$1.51	4,038,792	$1.83

Vested Restricted Shares:
Balance at beginning of year	1,857,157	$1.85	1,186,968	$2.81	7,093,639	$2.66
Vested	1,228,646	$1.43	1,060,406	$1.68	1,029,209	$4.54
Repurchased	(172,596)	$1.01	(390,217)	$4.30	(6,935,880)	$2.92

Balance at end of year	2,913,207	$1.72	1,857,157	$1.85	1,186,968	$2.81

Unvested shares at end of year	1,625,477	$2.46	2,247,565	$1.22	2,851,824	$1.42
Shares available for grant	914,707		1,348,661		1,804,806

During fiscal 2015, the Company granted restricted shares with weighted average fair values per share as follows:

Grants Made During Quarter Ended	Number of Restricted Shares Granted	Weighted Average Fair Value of Common Stock per Share on Date of Grant
April 4, 2015	209,584	$1.52
July 4, 2015	76,436	1.52
October 3, 2015	197,256	5.58
January 2, 2016	295,878	5.58

The fair value of the restricted shares was determined contemporaneously with the grants.

Compensation expense, included in Selling, general and administrative expenses, associated with all outstanding stock awards, including credits for stock forfeitures, was $17,198, $2,744 and $2,502 for fiscal 2015, fiscal 2014 and fiscal 2013, respectively. As of January 2, 2016, total unrecognized compensation cost was approximately $8,386 related to unvested stock-based compensation arrangements granted under the Equity Incentive Plan. This cost is expected to be recognized over the next four fiscal years.

During fiscal 2013 and fiscal 2015, the Company repurchased terminated employees’ vested stock with cash of $1,707 and $963, respectively. These shares were retired upon repurchase. In addition, in fiscal 2013 and fiscal 2014, OCM and Maine purchased terminated employees’ vested stock with cash of $5,592 and $449, respectively. These purchases were reflected as a Capital contribution with related Redemption of stock in the Company’s Consolidated Statements of Stockholders’ Deficit. As of January 2, 2016 and January 3, 2015, the Company has a liability to the holders of those grants of $17,393 and $2,934, respectively. This liability is included in Other accrued liabilities in the Consolidated Balance Sheet as stockholders may resign at will or through termination which would result in the Company’s repurchase of the stock based on past practices.

Restricted stock awards issued under the Equity Incentive Plan provide the Company with the right, but not the obligation to repurchase all or any portion of an employee’s vested equity interests in the event that the employee’s employment is terminated for any reason. The call right terminates immediately in the event of an initial public offering of at least 25% of the common stock of the Company. The Company has exercised this right in every instance of employment termination since inception of the Equity Incentive Plan. The purchase price for each equity interest is a value per equity interest determined pursuant to a valuation made in good faith by the board of directors of the Company and based on a reasonable valuation method. The exercise of this right has prevented the holders from bearing the risks and rewards of ownership in cases where employment is terminated shortly after vesting. Therefore, the Company has determined that liability classification of these awards is appropriate until the point that the shares have been vested for six months, a sufficient period of time to allow the holder to fully bear the risks and rewards of ownership. At this point, the award is reclassified from liabilities to equity.

Under liability classification, the Company is required to recognize a liability based on the stock award’s fair value at each reporting period with reference to its vesting schedule. The fair value of the restricted stock was $1.01 as of December 29, 2012 and December 28, 2013, and increased to $1.52 and $10.24 as of January 3, 2015 and January 2, 2016, respectively. As such, additional compensation expense was recorded and the liability recognized was adjusted.

The Company has revised its rollforward of Additional Paid-In Capital within its Statement of Stockholders’ Deficit to correctly present its restricted stock awards as a $2,096, $403 and $937 reclassification of liability based awards to equity for the years ended January 2, 2016, January 3, 2015 and December 28, 2013, respectively, rather than as being equity based awards with a reclassification from equity awards to liability awards. There was no net impact on total Additional Paid-In Capital or Stock-based Compensation. The Company has concluded that the impact to all prior periods was immaterial.